Derivative Financial Instruments - Summary of Activity in Other Comprehensive Income Related to Derivative Instruments Classified as Cash Flow Hedges and as a Net Investment Hedge (Details) - USD ($)
$ in Millions
		3 Months Ended		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income Derivatives Qualifying as Hedges, Net of Tax [Roll Forward]
Accumulated loss included in other comprehensive income (loss) at beginning of the period		$ (929)	$ (589)	$ (589)	$ (552)	$ (598)
Foreign currency translation adjustment		(173)	(18)	(308)	(77)	16
Accumulated gain (loss) included in other comprehensive income (loss) at end of the period		(1,085)		(929)	(589)	(552)
Derivatives designated as hedging instruments | Derivatives in cash flow hedging and net investment hedging relationships
Accumulated Other Comprehensive Income Derivatives Qualifying as Hedges, Net of Tax [Roll Forward]
Accumulated loss included in other comprehensive income (loss) at beginning of the period		37	$ (12)	(12)	(21)	(87)
Less: Reclassifications into earnings from other comprehensive income (loss), net of tax				0	0	72
Total accumulated loss included in other comprehensive income (loss) after reclassifications adjustment				(12)	(21)	(15)
Accumulated gain (loss) included in other comprehensive income (loss) at end of the period				37	(12)	(21)
Derivatives designated as hedging instruments | Derivatives in cash flow hedging and net investment hedging relationships | Foreign currency translation adjustment
Accumulated Other Comprehensive Income Derivatives Qualifying as Hedges, Net of Tax [Roll Forward]
Foreign currency translation adjustment	[1]			49	$ 9	$ (6)
Accumulated Derivative Gains and Losses
Accumulated Other Comprehensive Income Derivatives Qualifying as Hedges, Net of Tax [Roll Forward]
Accumulated loss included in other comprehensive income (loss) at beginning of the period		37
Less: Reclassifications into earnings from other comprehensive income (loss), net of tax		0
Total accumulated loss included in other comprehensive income (loss) after reclassifications adjustment		37
Foreign currency translation adjustment		42
Accumulated gain (loss) included in other comprehensive income (loss) at end of the period		$ 79		$ 37

[1]	Gains and (losses) are included in “Unrealized gains on hedging activities” and in “Foreign currency translation adjustment” on the consolidated statements of comprehensive income (loss).